Exhibit 99.1

Santander Drive Auto Receivables Trust 2017-3

Class A-1 1.40000% Asset Backed Notes

Class A-2 1.67% Asset Backed Notes

Class A-3 1.87% Asset Backed Notes

Class B 2.19% Asset Backed Notes

Class C 2.76% Asset Backed Notes

Class D 3.20% Asset Backed Notes

Class E 4.97% Asset Backed Notes

Servicer’s Certificate

This Servicer’s Certificate has been prepared pursuant to Section 4.6 of the Sale and Servicing Agreement among Santander Drive Auto Receivables Trust 2017-3, as Issuer, Santander Consumer USA Inc. as Servicer, Santander Drive Auto Receivables LLC, as Seller, and Wells Fargo Bank, National Association, as Indenture Trustee, dated as of September 20, 2017. Defined terms have the meanings assigned to them in the Sale and Servicing Agreement or in other Transaction Documents.

Collection Period Beginning:	11/01/2020
Collection Period Ending:	11/30/2020
Previous Payment/Close Date:	11/16/2020
Payment Date	12/15/2020
Days of Interest for Period:	29
Days in Collection Period:	30
Months Seasoned:	39

				Original
Purchases	Units	Cut-off Date	Closing Date	Pool Balance
Initial Purchase	60,460	08/31/2017	09/20/2017	1,091,197,678.65

Total	60,460			1,091,197,678.65

I. PRINCIPAL BALANCE CALCULATION

{1} Beginning of period aggregate Principal Balance											{1}	237,615,821.34

{2} Payments Received										{2}	8,805,495.99
{3} Repurchased Receivables										{3}	71,698.32
{4} Defaulted Receivables										{4}	1,986,952.05
{5} Cram Down Losses and Other Principal Adjustments										{5}	(18,341.16)
{6} Other Receivables adjustments										{6}	—

{7} Total Principal distributable amount											{7}	10,845,805.20

{8} End of period aggregate Principal Balance											{8}	226,770,016.14

{9} Pool Factor											{9}	0.207818

II. NOTE BALANCE CALCULATION

					Class A-1	Class A-2	Class A-3	Class B	Class C	Class D	Class E	Total
{10} Original Note Balance				{10}	156,000,000.00	233,000,000.00	144,600,000.00	118,390,000.00	144,580,000.00	109,120,000.00	54,560,000.00	960,250,000.00

{11} Beginning of period Note Balance				{11}	—	—	—	—	25,005,313.14	109,120,000.00	54,560,000.00	188,685,313.14
{12} First Allocation of Principal				{12}	—	—	—	—	—	—	—	—
{13} Second Allocation of Principal				{13}	—	—	—	—	—	—	—	—
{14} Third Allocation of Principal				{14}	—	—	—	—	—	—	—	—
{15} Fourth Allocation of Principal				{15}	—	—	—	—	—	—	—	—
{16} Fifth Allocation of Principal				{16}	—	—	—	—	—	—	—	—
{17} Regular Allocation of Principal				{17}	—	—	—	—	9,110,476.37	—	—	9,110,476.37
{18} Optional Purchase payment				{18}	—	—	—	—	—	—	—	—
{19} End of period Note Balance				{19}	—	—	—	—	15,894,836.77	109,120,000.00	54,560,000.00	179,574,836.77
{20} Note Pool Factors				{20}	—	—	—	—	0.109938	1.000000	1.000000	0.187008
{21} Principal payment per $1,000				{21}	—	—	—	—	63.01	—	—	9.49

III. RECONCILIATION OF COLLECTION ACCOUNT

Available Funds
{22} Principal Payments Received										{22}	8,805,495.99
{23} Net Liquidation Proceeds										{23}	1,248,441.18
{24} Principal on Repurchased Receivables										{24}	157,092.39
{24a} Interest on Repurchased Receivables										{24a}	13,955.92
{25} Interest collected on Receivables										{25}	2,931,382.79
{26} Other amounts received										{26}	15,138.00
{27} Optional Purchase Price										{27}	—
{28} Reserve Account Excess Amount										{28}	—
{29} Reserve Account Draw Amount										{29}	—

{30} Total Available Funds											{30}	13,171,506.27

Distributions
{31} Indenture Trustee Fee										{31}	—
{32} Owner Trustee Fee										{32}	—
{33} Asset Representations Reviewer Fee										{33}	—

Servicing Fee

	Calculated Fee	Carryover Shortfall	Change from prior period	Total
{34}	594,039.55	—	—	594,039.55						{34}	594,039.55

Class A Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{35}	Class A-1	—	1.40000%	29	Actual	—				{35}	—
{36}	Class A-2	—	1.67%	30	30 / 360	—				{36}	—
{37}	Class A-3	—	1.87%	30	30 / 360	—				{37}	—

Class A Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{38}	Class A-1	—	—	—						{38}	—
{39}	Class A-2	—	—	—						{39}	—
{40}	Class A-3	—	—	—						{40}	—

{41}	First Allocation of Principal									{41}	—

Class B Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{42}	Class B	—	2.19%	30	30 / 360	—				{42}	—

Class B Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{43}	Class B	—	—	—						{43}	—

{44}	Second Allocation of Principal									{44}	—

Class C Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{45}	Class C	25,005,313.14	2.76%	30	30 / 360	57,512.22			{45}	57,512.22

Class C Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{46}	Class C	—	—	—					{46}	—

{47} Third Allocation of Principal									{47}	—

Class D Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{48}	Class D	109,120,000.00	3.20%	30	30 / 360	290,986.67			{48}	290,986.67

Class D Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{49}	Class D	—	—	—					{49}	—

{50} Fourth Allocation of Principal									{50}	—

Class E Accrued Note Interest

	Class	Beginning Note Balance	Interest Rate	Days	Days Basis	Calculated Interest
{51}	Class E	54,560,000.00	4.97%	30	30 / 360	225,969.33			{51}	225,969.33

Class E Accrued Note Interest

	Class	Carryover Shortfall	Change from prior period	Carryover Shortfall per $1,000
{52}	Class E	—	—	—					{52}	—

{53} Fifth Allocation of Principal									{53}	—

{54} Reserve Account deposit									{54}	—
{55} Regular Allocation of Principal									{55}	9,110,476.37
{56} Optional Purchase Amount									{56}	—
{57} Distribution to Residual Interestholder									{57}	2,892,522.13

{58} Total Distribution Amount										{58}	13,171,506.27

IV. RECONCILIATION OF RESERVE ACCOUNT

{59} Beginning of period Reserve Account balance							{59}	10,911,976.79
{60} Deposit to Reserve Account							{60}	—
{61} Release from Reserve Account							{61}	—

{62} End of period Reserve Account balance										{62}	10,911,976.79

{63} Specified Reserve Account Balance (1.00% of the Pool Balance as of the Cut-Off Date)										{63}	10,911,976.79
{64} Change in Reserve Account balance from prior period										{64}	—

V. OVERCOLLATERALIZATION

{65} Targeted Overcollateralization (greater of)										{65}	47,195,179.37
{66} the sum of (i) and (ii):										{66}	47,195,179.37
{67a} (i) 16.00% of the Principal Balance of the Receivables at the end of the Collection Period and										{67a}	36,283,202.58
{67b} (ii) 1.00% of the Principal Balance of the Receivables as of the Cut-off Date and										{67b}	10,911,976.79
{68} (b) 1.50% of the Principal Balance of the Receivables as of the Cut-off Date										{68}	16,367,965.18

{69} Cumulative Net Loss Trigger										{69}	No
{70} Targeted Overcollateralization Amount in the event of a Cumulative Net Loss Trigger - Greater of:										{70}	67,604,480.83
{71a} (i) sum of 25.00% of Receivable Principal Balance at end of Collection Period and 1.00% of the Principal Balance of the Receivables as of the Cut-off Date and										{71a}	67,604,480.83
{71b} (ii) 1.50% of the Principal Balance of the Receivables as of the Cut-off Date										{71b}	16,367,965.18

{71} End of period Principal Balance of the Receivables									{71}	226,770,016.14
{72} End of period Note Balance									{72}	179,574,836.77
{73} Overcollateralization amount at the end of the Collection Period										{73}	47,195,179.37
{74} Overcollateralization % at the end of the Collection Period										{74}	20.81%

VI. STATISTICAL DATA

									Original	Previous	Current
{75} Principal Balance of the Receivables								{75}	1,091,197,678.65	237,615,821.34	226,770,016.14
{76} Weighted average coupon of the Receivables								{76}	15.87%	15.44%	15.49%
{77} Weighted average original term of the Receivables								{77}	71.03	71.62	71.65
{78} Weighted average remaining term of the Receivables								{78}	67.14	34.92	34.12
{79} Number of Receivables								{79}	60,460	20,744	20,173

VII. DELINQUENCY

									Units	Dollars	Percentage
Receivables with Scheduled Payment Delinquent
{80} 31-60 days								{80}	1,347	17,338,069.23	7.65%
{81} 61-90 days								{81}	453	5,693,797.07	2.51%
{82} 91-120 days								{82}	178	2,027,491.53	0.89%
{83} 121 + days delinquent								{83}	—	—	0.00%
{84} Total								{84}	1,978	25,059,357.83	11.05%

{85} Aggregate Principal Balance of 60 Day Delinquent Receivables (all Receivables that are 60 or more days delinquent as of End of Collection Period)										{85}	8,350,420.59
{86} Delinquency Percentage as of the End of the Collection Period										{86}	3.68%
{87} Delinquency Trigger										{87}	24.00%
{88} Delinquency Trigger Occurred										{88}	No

VIII. REPOSSESSION INVENTORY

										Units	Dollars
{89} Beginning of period Repossessed Inventory									{89}	195	3,020,924.47
{90} Vehicles Repossessed in current period									{90}	112	1,481,638.20
{91} Repossessed vehicles sold in current period									{91}	112	1,810,355.69
{92} Repossessed vehicles reinstated in current period									{92}	32	383,963.15
{93} Repossessed vehicle adjustment in current period									{93}	—	5,607.68
{94} End of period Repossessed Inventory									{94}	163	2,313,851.51

IX. CUMULATIVE NET LOSS RATIO

			Units (a)	Dollars (a)
{95} Receivables becoming Defaulted Receivables during period		{95}	171	1,986,952.05
{96} Cram Down Losses occurring during period		{96}	7	(18,341.16)
{97} Net Liquidation Proceeds collected during period		{97}	799	1,248,441.18
{98} Net losses during period		{98}		720,169.71
(a) Unit count represents # instances in period per loan per line item

		Net Loss for Period	Avg. Portfolio Balance (b)	Net Loss Ratio (c)
{99} Current Period Net Loss Ratio	{99}	720,169.71	232,192,918.74	0.31%

{100} Prior Period Net Loss Ratio	{100}	(40,446.09)	243,220,496.59	-0.02%
{101} Second Prior Period Net Loss Ratio	{101}	131,120.14	254,682,850.22	0.05%
{102} Third Prior Period Net Loss Ratio	{102}	137,190.99	266,137,865.40	0.05%
{103} Rolling 3 prior month average Net Loss Ratio	{103}			0.03%
(b) Average Portfolio Balance calculated using (Beginning of Period Aggregate Balance + End of Period Aggregate Balance)/2
(c) Net Loss Ratio calculated using Net Loss for Period/Average Portfolio Balance for Period

{104} Cumulative Net losses since Cut-off Date (beginning of period)			{104}	96,641,479.92
{105} Net losses during period			{105}	720,169.71
{106} Other Adjustments			{106}	(85,394.07)
{107} Cumulative Net losses since Cut-off Date (end of period)			{107}	97,276,255.56

{108} Cumulative Net Loss Ratio (Net losses since the Cut-off Date / Pool Balance as of the Cut-off Date)			{108}	8.91%

X. CREDIT RISK RETENTION

On the Closing Date, Santander Consumer or another wholly-owned special purpose subsidiary of Santander Consumer retained a portion of the aggregate Percentage Interests of the Certificates (a) in order to satisfy the obligations of Santander Consumer under the SEC’s credit risk retention rules 17 C.F.R. Part 246 (“Regulation RR”) and (b) in order to enable compliance by affected institutional investors with the requirements of (i) Article 405(1) of Regulation (EU) No. 575/2013 of the European Parliament and of the Council of 26 June 2013, as supplemented by Commission Delegated Regulation (EU) No. 625/2014; (ii) Article 51(1) of the Commission Delegated Regulation (EU) No. 231/2013 and (iii) Article 254(2) of the Commission Delegated Regulation (EU No. 2015/35), each as in effect as of the Closing Date, together with any guidance published in relation thereto including any regulatory and/or implementing technical standards in effect as of the Closing Date (collectively, the “EU Retention Rules”). The portion of the Certificates being retained to satisfy the requirements of Regulation RR and the EU Retention Rules is referred to herein as the “Retained Interest.” As of the last day of the period covered by this report the depositor or another wholly-owned special purpose subsidiary of Santander Consumer continues to retain the Retained Interest in accordance with Regulation RR and Santander Consumer continues to hold indirectly the Retained Interest for purposes of the EU Retention Rules.

The depositor and its affiliates pledge retained securities as collateral for loans, repurchase agreements or other financing transactions from time to time. However, Santander Consumer has not transferred or hedged the Retained Interest except as permitted under Regulation RR and the EU Retention Rules.

Santander Consumer has not changed the manner in which it retains the Retained Interest, except in accordance with Regulation RR and the EU Retention Rules.

There was no material change in Santander Consumer’s, or an affiliate of Santander Consumer’s, interest in any securities issued by the issuer resulting from the purchase, sale or other acquisition or disposition of securities between the Closing Date and the last day of the period covered by this report.

No assets securitized by Santander Consumer USA Inc. (the “Securitizer”) and held by Santander Drive Auto Receivables Trust 2017-3 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from November 1, 2020 to November 30, 2020. Please refer to the Form ABS-15G filed by the Securitizer on January 30, 2020 for additional information. The CIK number of the Securitizer is 0001540151.

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this monthly Statement to Noteholders as dated below.

Santander Consumer USA Inc., as Servicer

By:	/s/ Jason Micheletto
Name:	Jason Micheletto
Title:	Vice President, Corporate Treasury Reporting
Date:	December 4, 2020

Santander Drive Auto Receivables Trust (SDART)

Customer Extensions

Collection Period Ending: November 30, 2020

		Beginning	End of period aggregate
	End of period aggregate	Number of	Principal Balance of	Number of	Extension
Transaction Name	Principal Balance	Receivables	Extended Loans	Extended Loans	Rate (1)
SDART 2016-3	172,742,975.40	19,999	6,698,577.69	546	3.88%
SDART 2017-1	167,229,256.54	17,592	6,631,059.25	504	3.97%
SDART 2017-2	238,818,509.82	24,205	9,393,568.30	697	3.93%
SDART 2017-3	226,770,016.14	20,744	9,032,586.70	622	3.98%
SDART 2018-1	312,096,793.02	27,101	12,210,169.94	819	3.91%
SDART 2018-2	315,375,459.55	24,962	12,962,752.27	786	4.11%
SDART 2018-3	399,409,828.64	27,461	18,239,108.64	999	4.57%
SDART 2018-4	375,705,165.78	24,677	15,517,381.00	823	4.13%
SDART 2018-5	445,007,370.48	28,705	19,418,536.30	999	4.36%
SDART 2019-1	494,213,478.51	28,934	20,248,550.86	962	4.10%
SDART 2019-2	632,395,689.90	36,706	24,636,223.57	1,180	3.90%
SDART 2019-3	681,642,409.27	42,641	27,337,071.68	1,392	4.01%
SDART 2020-1	1,002,988,248.26	53,722	39,830,596.52	1,823	3.97%
SDART 2020-2	1,443,805,714.19	80,440	35,155,070.49	1,639	2.43%
SDART 2020-3	2,034,718,722.43	98,618	38,089,699.12	1,606	1.87%
SDART 2020-4	1,729,202,835.97	76,183	13,232,980.64	522	0.77%

(1)	End of period aggregate Principal Balance of Extended Loans as a percentage of End of period aggregate Principal Balance